Schedule of valuation techniques used and key inputs to valuation of leasehold land and buildings (Details) - Leasehold land and buildings [member] - SINGAPORE	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Valuation techniques	Market comparison approach
Significant unobservable inputs	Price per square foot
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings per square foot	$ 126
Top of range [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings per square foot	$ 156